Expense Example {- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund K PRO-12 - Fidelity® Dividend Growth Fund - Fidelity Dividend Growth Fund-Class K	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480